COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be subject to litigation and claims arising in the ordinary course of business. The Company is not currently a party to any material legal proceedings and the Company is not aware of any pending or threatened legal proceeding against the Company that we believe could have a material adverse effect on our business, operating results, cash flows or financial condition.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

(Unaudited)

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company’s parent U.S. entity is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the accrued expenses and other payable figure in the September 30, 2021 and June 30, 2021 consolidated balance sheet. The Company recorded the penalties for all three years during the year ended June 30, 2018. The Company is current on all subsequent filings. The Company’s tax advisor is awaiting a response from the IRS on this matter.

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “University”) whereby the Company and the University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property while agreeing to pay royalties of 2% of net revenues to the University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. The Company paid 31,754 Euros ($36,117 USD) in 2019 and has accrued 28,493 Euros ($24,043 USD) as of June 30, 2021. Additionally, in exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues to the University. On October 1, 2020, the Company entered into another two-year collaboration agreement with the University of Jaén to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 30,000 Euros ($35,145 USD) which shall be paid in four installment payment of 5,000 Euros in November 2020, 5,000 Euros ($5,858) in March 2021, 10,000 Euros ($11,715) in December 2021 and 10,000 Euros ($11,715) in September 2022. Additionally, the University shall hire and train a doctoral student for this project and as such the Company shall pay the University 25,837 Euros ($30,268 USD). In exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues to the University.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Legal Matters

On September 26, 2019, a complaint was filed against the Company with Supreme Court of the State of New York, County of New York, by Foley Shechter Ablovatskiy LLP (“Foley Shechter”), our former counsel, seeking $151,031 in professional fees allegedly owed, in addition to interest and costs of suit. The Company filed an answer, together with affirmative defenses and counterclaims. Certain amounts related to this claim were included in accounts payable and accrued expenses in the accompanying consolidated financial statements at June 30, 2020. On March 22, 2021, the Company entered into a settlement agreement with Foley Shechter whereby both parties agreed to settle all claims for professional fees owed for a total of $51,032. The Company paid the settlement amount of $51,032 on March 22, 2021. Prior to the settlement agreement, the Company recorded total accounts payable and accrued expenses $142,660. Accordingly, the Company recognized gain from settlement of debt of $92,556 during the year ended June 30, 2021.

Regal Consulting, LLC (“Regal”) initiated litigation against the Company in Clark County District Court, Nevada. Regal was demanding approximately $400,000 and 60 shares of the Company’s common stock as payment for services that Regal purports to have performed. Regal additionally claimed that $106,500 remained due on a Convertible Note executed by the Company in May of 2017 and asserted that it was owed in excess of $100,000 in penalties in connection with the Company’s refusal to honor certain Conversion Notices. The Company filed an Answer and Counterclaim, denying liability and alleging that Regal procured by fraud the Company’s execution of various consulting agreements and additionally failed to provide the consulting services contemplated by said agreements. On December 23, 2020, the parties mediated their dispute and negotiated a settlement agreement. On March 15, 2021, the Company entered into a Settlement and Mutual Release Agreement with Regal whereby both parties agreed to settle all claims and liabilities under the August 10, 2017 Convertible note (see Note 6) for a total of $100,000. All other terms of the August 10, 2017 Convertible Note shall remain in full force and effect. Both parties agree that all future penalties under this convertible note are waived unless the Company fails to authorize the issuance of the requested shares upon conversion. The Company has the right to pay off the balance of any remaining amounts dues under this convertible note in cash at any time 61 days after March 15, 2021. Prior to the Settlement Agreement, the Company recorded total liabilities $56,762 consisting of remaining principal amount of $8,500, accrued interest of $23,262 and accrued expenses of $25,000. Accordingly, the Company recognized loss from settlement of debt of $43,238 during the year ended June 30, 2021.

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company’s parent U.S. entity is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the accrued expenses and other payable figure in the June 30, 2021 and 2020 consolidated balance sheet. The Company recorded the penalties for all three years during the year ended June 30, 2018. The Company is current on all subsequent filings. The Company’s tax advisor is awaiting a response from the IRS on this matter.

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “University”) whereby the Company and the University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property while agreeing to pay royalties of 2% of net revenues to the University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

Operating Leases

On May 5, 2016, the Company entered into a new five-year operating lease agreement with a Horizon Pty Ltd., a related party, of which Mr. Nathanielsz, our CEO, CFO and a director, and his wife are owners and directors, with monthly rent currently at $3,606 AUD or $2,469 USD, inclusive of GST (See Note 10 – Related Party Transactions). The initial rental amount was $3,000 AUD and subject to 3% yearly escalation. In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. On July 1, 2019, upon adoption of ASC Topic 842, the Company recorded right-of-use assets $48,662 and total lease liabilities of $48,662 based on an incremental borrowing rate of 6%. Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022. The Company is currently obligated to pay $3,606 AUD or $2,431 USD (depending on exchange rate), inclusive of tax, in rent per month.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

ROU is summarized below:

	June 30, 2021	June 30, 2020
Office lease (24 months)	$48,662	$48,662
Less accumulated amortization	(48,662)	(26,980)
Right-of-use asset, net	$-	$21,682

Operating Lease liabilities are summarized below:

	June 30, 2021	June 30, 2020
Office lease	$48,662	$48,662
Reduction of lease liability	(48,662)	(23,590)
Long term portion of lease liability	$-	$25,072

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. The Company paid 31,754 Euros ($36,117 USD) in 2019 and has accrued 28,493 Euros ($24,043 USD) as of June 30, 2021. Additionally, in exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues to the University. On October 1, 2020, the Company entered into another two-year collaboration agreement with the University of Jaén to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 30,000 Euros ($35,145 USD) which shall be paid in four installment payment of 5,000 Euros in November 2020, 5,000 Euros ($5,858) in March 2021, 10,000 Euros ($11,715) in December 2021 and 10,000 Euros ($11,715) in September 2022. Additionally, the University shall hire and train a doctoral student for this project and as such the Company shall pay the University 25,837 Euros ($30,268 USD). In exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues to the University.